CONVERTIBLE NOTES PAYABLE AND NOTES PAYABLE	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
CONVERTIBLE NOTES PAYABLE AND NOTES PAYABLE
CONVERTIBLE NOTES PAYABLE AND NOTES PAYABLE

NOTE 6: CONVERTIBLE NOTES PAYABLE AND NOTES PAYABLE

Convertible Notes Payable

At December 31, 2021 and June 30, 2021 convertible debentures consisted of the following:

	December 31,	June 30,
	2021	2021
Convertible notes payable	$317,431	$1,205,228
Discount on convertible notes	-	(396,033)
Convertible notes, net	317,431	809,195

Convertible notes payable to ASC Recap	147,965	147,965
Total	$465,396	$957,160

The Company had convertible promissory notes aggregating $317,431 and $1,205,228 at December 31, 2021 and June 30, 2021, respectively. The related accrued interest amounted to approximately $170,000 and $161,000 at December 31, 2021 and June 30, 2021, respectively. The convertible notes payable bear interest at rates ranging from 0% to 18% per annum. The convertible notes are generally convertible, at the holders’ option, at rates ranging from $0.0019 to $22,500 per share, as a result of the two reverse stock splits. At December 31, 2021, approximately $317,000 of convertible promissory notes had matured, are in default and remain unpaid. There are no punitive default provisions included in the terms of these convertible promissory notes. In September 2021 the Company repaid in cash one convertible note in the principal amount of $115,000.

On July 22, 2013 and May 6, 2014, the Company issued to ASC Recap LLC (“ASC”) two convertible promissory notes with principal amounts of $25,000 and $125,000, respectively. These two notes were issued as a fee for services under a 3(a)10 transaction. While the Company continues to carry the balance of these notes on its balance sheet, management is disputing the notes and does not believe that the balances of these notes are owed. See Note 10 – Commitments and Contingencies in the footnotes to the financial statements. The July 22, 2013 note matured on March 31, 2014 and a balance of $22,965 remains unpaid. The May 6, 2014 note matured on May 6, 2016 and remains unpaid. The notes are convertible into the common stock of the Company at any time at a conversion price equal to (i) 50% of the lowest closing bid price of our common stock for the twenty days prior to conversion or (ii) fixed price of $0.15 or $0.30 per share.

For the six months ended December 31, 2021, the following summarizes the conversion of debt for common shares:

		Amount of	Amount of			Conversion
	Shares	Converted	Converted	Conversion		Price
Name	Issued	Principal	Interest	Expense	Total	Per Share
Labrys Funds	198,046,241	$772,798	$56,000	$2,250	$831,047	$ 0.00417
TOTAL	198,046,241	$772,798	$56,000	$2,250	$831,047	$ 0.00417

DECEMBER 31, 2021

Notes Payable

The Company had promissory notes aggregating $205,000 at December 31, 2021 and $430,000 at June 30, 2021, respectively. The related accrued interest amounted to approximately $198,978 and $204,912 at December 31, 2021 and June 30, 2021, respectively. The notes payable bear interest at rates ranging from 0% to 16% per annum and are payable monthly. All promissory notes outstanding as of December 31, 2021 have matured, are in default, and remain unpaid. In October, 2021 the Company repaid three promissory notes totaling $225,000 of principal.

NOTE 5: CONVERTIBLE NOTES PAYABLE AND NOTE PAYABLE

Convertible Notes Payable

At June 30, 2021 and June 30, 2020 convertible debentures consisted of the following:

	June 30,
	2021	2020
Convertible notes payable	$1,205,228	$852,962
Discount on convertible notes	(396,033)	-
Convertible notes, net	809,195	852,962

Convertible notes payable to ASC Recap	147,965	147,965
Total	$957,160	$1,000,927

The Company had convertible promissory notes aggregating approximately $957,000 and $1.1 million at June 30, 2021 and June 30, 2020, respectively. The related accrued interest amounted to approximately $162,765 and $503,068 at June 30, 2021 and June 30, 2020, respectively. The convertible notes payable bear interest at rates ranging from 0% to 18% per annum. The convertible notes are generally convertible, at the holders’ option, at rates ranging from $0.00361 to $22,500 (as a result of two reverse stock splits) per share. At June 30, 2021, $324,009 of convertible promissory notes had matured, are in default and remain unpaid. There is no provision in the note agreements for adjustments to the interest rates on these notes in the event of default.

In June 2021, the Company obtained a legal opinion to extinguish aged debt totaling $787,272 as detailed in the following table. Each of the individual debt instruments were determined to be beyond the statute of limitations and it was determined that the Company has a complete defense to liability related to this debt under the applicable statute of limitations.

Accrued interest expense	$385,803
Convertible notes payable	401,469
$787,272

On July 22, 2013 and May 6, 2014, the Company issued to ASC Recap LLC (“ASC”) two convertible promissory notes with principal amounts of $25,000 and $125,000, respectively. These two notes were issued as a fee for services under a 3(a)10 transaction. While the Company continues to carry the balance of these notes on its balance sheet, management is disputing the notes and does not believe that the balances of these notes are owed (see Note 12). The July 22, 2013 note matured on March 31, 2014 and a balance of $22,965 remains unpaid. The May 6, 2014 note matured on May 6, 2016 and remains unpaid. The notes are convertible into the common stock of the Company at any time at a conversion price equal to (i) 50% of the lowest closing bid price of our common stock for the twenty days prior to conversion or (ii) fixed price of $0.15 or $0.30 per share.

For the year ended June 30, 2021, the following summarizes the conversion of debt for common shares:

		Amount			Adjustment		Conversion
	Shares	Converted		Conversion	to		Price
Name	Issued	Principal	Interest	Expense	Fair Value	Total	Per Share
FirstFire Global Opportunities Fund LLC	49,000,000	$14,725	$-	$1,200	$18,375	$34,300	$0.0003
Auctus Funds, LLC	414,144,160	74,928	3,603	4,500	177,005	260,036	0.0002
Labrys	61,399,000	77,203	18,000	1,500	-	97,603	0.0016
TOTAL	524,543,160	$166,856	$21,603	$7,200	$195,380	$391,039	$0.00037

Transactions

Convertible Notes Payable

On February 8, 2021, the Company issued a promissory note to Labrys Fund, LP in the principal amount of $500,000 for a purchase price of $475,000. Pursuant to the Purchase Agreement, the Company issued to the Investor a warrant to purchase 12,500,000 shares of the Company’s common stock as a condition to closing. The closing of the Purchase Agreement occurred on February 10, 2021, with the Purchase Price funded to the Company on such date.

The Note, which reflects a $25,000 original issuance discount, bears interest at 8% per year and matures on February 8, 2022. The Note includes an interim payment of $65,000, payable to the Investor on August 8, 2021. The Company has the right to prepay the Note in full, including accrued but unpaid interest, without prepayment penalty provided an event of default, as defined therein, has not occurred. The Note is convertible into shares of the Company’s common stock at conversion price of $0.02 per share, subject to adjustment as provided therein.

The Warrant is exercisable for a term of two-years from the date of issuance, at an exercise price equal to $0.02 per share, subject to adjustment as provided therein. The Warrants provide for cashless exercise to the extent that the market price (as defined therein) of one share of the Company’s common stock is greater than the exercise price of the Warrant.

On January 12, 2021, the Company issued a promissory note to Labrys Fund, LP in the principal amount of $200,000 for a purchase price of $190,000. Pursuant to the Purchase Agreement, the Company issued to the Investor a warrant to purchase 22,172,949 shares of the Company’s common stock as a condition to closing. The closing of the Purchase Agreement occurred on January 14, 2021, with the Purchase Price funded to the Company on such date.

The Note, which reflects a $10,000 original issuance discount, bears interest at 8% per year and matures on January 12, 2022. The Note includes an interim payment of $26,000, payable to the Investor on July 12, 2021. The Company has the right to prepay the Note in full, including accrued but unpaid interest, without prepayment penalty provided an event of default, as defined therein, has not occurred. The Note is convertible into shares of the Company’s common stock at conversion price of $0.005 per share, subject to adjustment as provided therein.

The Warrant is exercisable for a term of two-years from the date of issuance, at an exercise price equal to 110% of the closing price of the Company’s common stock on the date of issuance, subject to adjustment as provided therein. The Warrants provide for cashless exercise to the extent that the market price (as defined therein) of one share of the Company’s common stock is greater than the exercise price of the Warrant.

On November 23, 2020, the Company issued a promissory note to Labrys Fund, LP in the principal amount of $150,000 for a purchase price of $135,000. Pursuant to the Purchase Agreement, the Company issued Labrys 90,000,000 shares of the Company’s common stock as a condition to closing.

The Note, which reflects a 10% original issuance discount, bears interest at 12% per year and matures on November 23, 2021. The Note includes an interim payment of $16,800, payable to the Investor payable within 90 calendar days from the issuance of the Note. The Company has the right to prepay the Note in full, including accrued but unpaid interest, without prepayment penalty provided an event of default, as defined therein, has not occurred. The Note is convertible into shares of the Company’s common stock at conversion price of $0.001575 per share, subject to adjustment as provided therein.

On June 17, 2021, the Company issued a promissory note to Labrys Fund, LP in the principal amount of $109,250 for a purchase price of $115,000.

The Note, which reflects a 5% original issuance discount, bears interest at 8% per year and matures on June 17, 2022. he Company has the right to prepay the Note in full, including accrued but unpaid interest, without prepayment penalty provided an event of default, as defined therein, has not occurred. The Note is convertible into shares of the Company’s common stock at conversion price of $0.006 per share, subject to adjustment as provided therein. The closing of the Purchase Agreement occurred on June 21, 2021.

Notes Payable

The Company had promissory notes aggregating $411,748 and $205,000 at June 30, 2021 and 2020, respectively. The related accrued interest amounted to approximately $203,384 and $175,000 at June 30, 2021 and June 30, 2020, respectively. The notes payable bear interest at rates ranging from 0% to 16% per annum and are payable monthly. Promissory notes totaling $205,000 that are outstanding as of June 30, 2021 have matured, are in default, and remain unpaid. There is no provision in the note agreements for adjustments to the interest rates on these notes in the event of default.

In October, 2020 the Company issued $ promissory notes totaling $225,000 to three accredited investors. The notes have a term of one year, and bear interest at 8%.

The Company recognized interest expense on promissory notes payable of approximately $28,400 and $16,000 during the fiscal years 2021 and 2020, respectively.